Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015
Commitments And Contingencies Disclosure [Abstract]
Cost incurred inception to date on installation and on-going monitoring of wells	$ 509,000
Environmental	$ 1,365,000	$ 1,383,000